Schedule II-Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Schedule II-Valuation and Qualifying Accounts
Schedule II-Valuation and Qualifying Accounts

Schedule II—Hawaiian Holdings, Inc.

Valuation and Qualifying Accounts (in thousands)
Years Ended December 31, 2012, 2011 and 2010

COLUMN A	COLUMN B	COLUMN C ADDITIONS			COLUMN D		COLUMN E
Description	Balance at Beginning of Year	(1) Charged to Costs and Expenses		(2) Charged to Other Accounts	Deductions		Balance at End of Year
Allowance for Doubtful Accounts
2012	$630	185		—	(444)	(a)	$371

2011	$744	1,491		—	(1,605)	(a)	$630

2010	$693	1,541		—	(1,490)	(a)	$744

Allowance for Obsolescence of Flight Equipment Expendable Parts and Supplies
2012	$8,824	2,388	(b)	—	(249)	(c)	$10,963

2011	$6,979	2,056	(b)	—	(211)	(c)	$8,824

2010	$5,333	1,762	(b)	—	(116)	(c)	$6,979

Valuation Allowance on Deferred Tax Assets
2012	$—	—		—	—		$—

2011	$—	—		—	—		$—

2010	$65,641	(65,641)		—	—		$—

(a)
Doubtful accounts written off, net of recoveries.

(b)
Obsolescence reserve for Hawaiian flight equipment expendable parts and supplies.

(c)
Spare parts and supplies written off against the allowance for obsolescence.